Deferred revenue and other liabilities - Subscript (Details) € in Millions	Dec. 31, 2021 EUR (€)
Significant accounting policies
Non-current deferred revenue	€ 305
Current deferred revenue	155
IAS 18 Agreement
Significant accounting policies
Non-current deferred revenue	305
Current deferred revenue	€ 155